Retirement and Severance Benefits (Accounts Recognized in Consolidated Balance Sheets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Retirement and Severance Benefits
Other assets	¥ 4,240	¥ 5,251
Other current liabilities	(6,431)	(8,552)
Retirement and severance benefits	(492,960)	(435,799)
Amounts recognized in balance sheet	¥ (495,151)	¥ (439,100)